Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Cash and restricted cash sold	$ 2,854	$ 0	$ 9